Note 3 - Acquisitions - Preliminary Purchase Price Allocation for Businesses Acquired (Details) - USD ($)												12 Months Ended
	Dec. 23, 2016	Nov. 11, 2016	Oct. 12, 2016	Apr. 29, 2016	Nov. 25, 2015	Jul. 22, 2015	Jul. 20, 2015	Dec. 05, 2014	Nov. 19, 2014	May 30, 2014	Apr. 01, 2014	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Cash, net of cash acquired												$ 71,348,000	$ 120,853,000	$ 82,152,000
GOODWILL (Note 10)												263,113,000	217,486,000	147,440,000
MK Data [Member]
Cash, net of cash acquired													80,151,000
Net working capital adjustments (receivable)													(84,000)
Purchase price consideration							$ 80,200,000						80,067
Current assets, excluding cash acquired													2,083,000
Current liabilities													(204,000)
Deferred revenue													(2,610,000)
Net tangible liabilities assumed													731,000
GOODWILL (Note 10)													51,108,000
Net tangible assets (liabilities) assumed													(731,000)
MK Data [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired													7,500,000
MK Data [Member] | Developed Technology Rights [Member]
Finite-lived intangible assets acquired													22,000,000
MK Data [Member] | Trade Names [Member]
Finite-lived intangible assets acquired													190,000
Pixie Software GmbH [Member]
Cash, net of cash acquired				$ 10,600,000								10,648,000
Net working capital adjustments (receivable)												(26,000)
Purchase price consideration												10,622,000
Current assets, excluding cash acquired												500,000
Property and equipment												46,000
Deferred income tax asset
Current liabilities												(523,000)
Deferred revenue												(78,000)
Deferred income tax liability												(1,870,000)
Income tax liability
Net tangible liabilities assumed												(1,925,000)
GOODWILL (Note 10)												6,705,000
Net tangible assets (liabilities) assumed												1,925,000
Pixie Software GmbH [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired												1,375,000
Pixie Software GmbH [Member] | Trade Names [Member]
Finite-lived intangible assets acquired
Pixie Software GmbH [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired
Pixie Software GmbH [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired												4,467,000
BearWare [Member]
Cash, net of cash acquired													11,243,000
Net working capital adjustments (receivable)													(19,000)
Purchase price consideration						$ 11,200,000							11,224
Current assets, excluding cash acquired													759,000
Current liabilities													(112,000)
Deferred revenue													(451,000)
Net tangible liabilities assumed													(196,000)
GOODWILL (Note 10)													4,958,000
Net tangible assets (liabilities) assumed													196,000
BearWare [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired													2,600,000
BearWare [Member] | Developed Technology Rights [Member]
Finite-lived intangible assets acquired													3,400,000
BearWare [Member] | Trade Names [Member]
Finite-lived intangible assets acquired													70,000
Appterra LLC [Member]
Cash, net of cash acquired			$ 5,700,000									5,703,000
Contingent consideration			$ 700,000									700,000
Net working capital adjustments (receivable)												(155,000)
Purchase price consideration												6,248,000
Current assets, excluding cash acquired												424,000
Property and equipment												21,000
Deferred income tax asset												18,000
Current liabilities												(398,000)
Deferred revenue												(633,000)
Deferred income tax liability
Income tax liability
Net tangible liabilities assumed												(568,000)
GOODWILL (Note 10)												3,766,000
Net tangible assets (liabilities) assumed												568,000
Appterra LLC [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired												1,840,000
Appterra LLC [Member] | Trade Names [Member]
Finite-lived intangible assets acquired
Appterra LLC [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired												50,000
Appterra LLC [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired												1,160,000
Oz [Member]
Cash, net of cash acquired													29,459,000
Net working capital adjustments (receivable)													(24,000)
Purchase price consideration					$ 29,500,000								29,435
Current assets, excluding cash acquired													466,000
Property and equipment													29,000
Current liabilities													(293,000)
Deferred revenue													(1,634,000)
Net tangible liabilities assumed													1,432,000
GOODWILL (Note 10)													17,637,000
Net tangible assets (liabilities) assumed													(1,432,000)
Oz [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired													5,400,000
Oz [Member] | Developed Technology Rights [Member]
Finite-lived intangible assets acquired													7,500,000
Oz [Member] | Trade Names [Member]
Finite-lived intangible assets acquired													90,000
Oz [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired													240,000
Computer Management [Member]
Cash, net of cash acquired														6,689,000
Net working capital adjustments (receivable)														3,000
Purchase price consideration											$ 6,700,000			6,692
Current assets, excluding cash acquired														211,000
Property and equipment														65,000
Current liabilities														(10,000)
Deferred revenue														(8,000)
Net tangible liabilities assumed														(258,000)
GOODWILL (Note 10)														1,338,000
Net tangible assets (liabilities) assumed														258,000
Computer Management [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired														3,256,000
Computer Management [Member] | Developed Technology Rights [Member]
Finite-lived intangible assets acquired														1,840,000
4Solututions Information Technology [Member]
Cash, net of cash acquired		$ 2,500,000										2,456,000
Net working capital adjustments (receivable)												4,000
Purchase price consideration												2,460,000
Current assets, excluding cash acquired												257,000
Property and equipment												33,000
Deferred income tax asset
Current liabilities												(182,000)
Deferred revenue												(164,000)
Deferred income tax liability												(443,000)
Income tax liability
Net tangible liabilities assumed												(499,000)
GOODWILL (Note 10)												1,351,000
Net tangible assets (liabilities) assumed												499,000
4Solututions Information Technology [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired												910,000
4Solututions Information Technology [Member] | Trade Names [Member]
Finite-lived intangible assets acquired												91,000
4Solututions Information Technology [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired
4Solututions Information Technology [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired												607,000
The2016 Acquisitions [Member]
Cash, net of cash acquired													120,853,000
Net working capital adjustments (receivable)													(127,000)
Purchase price consideration													120,726
Current assets, excluding cash acquired													3,308,000
Property and equipment													29,000
Current liabilities													(609,000)
Deferred revenue													(4,695,000)
Net tangible liabilities assumed													1,967,000
GOODWILL (Note 10)													73,703,000
Net tangible assets (liabilities) assumed													(1,967,000)
The2016 Acquisitions [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired													15,500,000
The2016 Acquisitions [Member] | Developed Technology Rights [Member]
Finite-lived intangible assets acquired													32,900,000
The2016 Acquisitions [Member] | Trade Names [Member]
Finite-lived intangible assets acquired													350,000
The2016 Acquisitions [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired													$ 240,000
Customs Info [Member]
Cash, net of cash acquired														34,121,000
Net working capital adjustments (receivable)														(813,000)
Purchase price consideration										$ 39,500,000				38,690
Current assets, excluding cash acquired														1,754,000
Property and equipment
Current liabilities														(556,000)
Deferred revenue														(3,147,000)
Net tangible liabilities assumed														2,876,000
GOODWILL (Note 10)														26,135,000
Net tangible assets (liabilities) assumed														(2,876,000)
Common shares issued														5,382,000
Debt														(927,000)
Customs Info [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired														8,650,000
Customs Info [Member] | Developed Technology Rights [Member]
Finite-lived intangible assets acquired														5,708,000
Customs Info [Member] | Trade Names [Member]
Finite-lived intangible assets acquired														682,000
Customs Info [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired														391,000
Datamyne Inc [Member]
Cash, net of cash acquired	$ 52,500,000											52,541,000
Net working capital adjustments (receivable)												(368,000)
Purchase price consideration												52,173,000
Current assets, excluding cash acquired												1,843,000
Property and equipment												87,000
Deferred income tax asset												3,281,000
Current liabilities												(1,671,000)
Deferred revenue												(2,813,000)
Deferred income tax liability												(10,955,000)
Income tax liability												(694,000)
Net tangible liabilities assumed												(10,922,000)
GOODWILL (Note 10)												35,115,000
Net tangible assets (liabilities) assumed												10,922,000
Datamyne Inc [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired												13,300,000
Datamyne Inc [Member] | Trade Names [Member]
Finite-lived intangible assets acquired												1,790,000
Datamyne Inc [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired												390,000
Datamyne Inc [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired												12,500,000
Airclic [Member]
Cash, net of cash acquired														29,597,000
Net working capital adjustments (receivable)														(318,000)
Purchase price consideration									$ 29,600,000					29,279
Current assets, excluding cash acquired														4,990,000
Property and equipment														440,000
Current liabilities														(3,466,000)
Deferred revenue														(6,930,000)
Net tangible liabilities assumed														4,966,000
GOODWILL (Note 10)														12,480,000
Net tangible assets (liabilities) assumed														(4,966,000)
Airclic [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired														7,802,000
Airclic [Member] | Developed Technology Rights [Member]
Finite-lived intangible assets acquired														13,786,000
Airclic [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired														177,000
2017 Acuisitions [Member]
Cash, net of cash acquired												71,348,000
Contingent consideration												700,000
Net working capital adjustments (receivable)												(545,000)
Purchase price consideration												71,503,000
Current assets, excluding cash acquired												3,024,000
Property and equipment												187,000
Deferred income tax asset												3,299,000
Current liabilities												(2,774,000)
Deferred revenue												(3,688,000)
Deferred income tax liability												(13,268,000)
Income tax liability												(694,000)
Net tangible liabilities assumed												(13,914,000)
GOODWILL (Note 10)												46,937,000
Net tangible assets (liabilities) assumed												13,914,000
2017 Acuisitions [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired												17,425,000
2017 Acuisitions [Member] | Trade Names [Member]
Finite-lived intangible assets acquired												1,881,000
2017 Acuisitions [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired												440,000
2017 Acuisitions [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired												$ 18,734,000
e-customs [Member]
Cash, net of cash acquired														9,611,000
Contingent consideration								$ 1,200,000
Net working capital adjustments (receivable)														(41,000)
Purchase price consideration								9,600,000						9,570
Current assets, excluding cash acquired														1,190,000
Property and equipment														7,000
Current liabilities														(399,000)
Deferred revenue														(19,000)
Deferred income tax liability														(1,053,000)
Net tangible liabilities assumed														274,000
GOODWILL (Note 10)														4,581,000
Net tangible assets (liabilities) assumed														(274,000)
e-customs [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired														2,318,000
e-customs [Member] | Developed Technology Rights [Member]
Finite-lived intangible assets acquired														2,807,000
e-customs [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired														138,000
Pentant Limited (Pentant) [Member]
Cash, net of cash acquired														2,134,000
Contingent consideration								400,000
Net working capital adjustments (receivable)														(13,000)
Purchase price consideration								$ 2,100,000						2,121
Current assets, excluding cash acquired														142,000
Property and equipment
Current liabilities														(658,000)
Deferred revenue														(38,000)
Deferred income tax liability														(315,000)
Net tangible liabilities assumed														869,000
GOODWILL (Note 10)														1,059,000
Net tangible assets (liabilities) assumed														(869,000)
Pentant Limited (Pentant) [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired														1,336,000
Pentant Limited (Pentant) [Member] | Developed Technology Rights [Member]
Finite-lived intangible assets acquired														595,000
The 2015 Acquisitions [Member]
Cash, net of cash acquired														82,152,000
Net working capital adjustments (receivable)														(1,182,000)
Purchase price consideration														86,352
Current assets, excluding cash acquired														8,287,000
Property and equipment														512,000
Current liabilities														(5,089,000)
Deferred revenue														(10,142,000)
Deferred income tax liability														(1,368,000)
Net tangible liabilities assumed														8,727,000
GOODWILL (Note 10)														45,593,000
Net tangible assets (liabilities) assumed														(8,727,000)
Common shares issued														5,382,000
Debt														(927,000)
The 2015 Acquisitions [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired														23,362,000
The 2015 Acquisitions [Member] | Developed Technology Rights [Member]
Finite-lived intangible assets acquired														24,736,000
The 2015 Acquisitions [Member] | Trade Names [Member]
Finite-lived intangible assets acquired														682,000
The 2015 Acquisitions [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired														$ 706,000